Stock Options and Grants (Tables)	12 Months Ended
Dec. 31, 2016
Stock Options and Grants [Abstract]
Summary of stock option activity and changes
	Shares	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value
Outstanding – January 1, 2015 (Predecessor)	15,425,001	$0.07	$0.30	8.00	$112,500
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding – December 31, 2015 (Predecessor)	15,425,001	$0.07	$0.30	7.00	$-
Granted	-	-	-
Exercised	-	-	-
Cancelled	(15,425,001)	(0.07)	(0.30)
Outstanding – June 30, 2016 - Predecessor	-	$-	$-	-	$-
Granted	295,051	1.25	3.00
Exercised	-
Cancelled	-
Outstanding – December 31, 2016 - Successor	295,051	1.25	3.00	9.86	-
Exercisable – December 31, 2015 - Predecessor	13,729,168	$0.11	$0.31	6.80	$-
Exercisable – December 31, 2016 - Successor	128,299	$1.25	$3.00	9.86	$-

Summary of fair value stock-based option awards granted using Black-Scholes option valuation model
2016
Expected dividend yield	0%
Expected stock volatility	44.4%
Risk-free interest rate	1.3%
Expected life	5.5